Joint Venture - Summary of Loans to Joint Venture (Parenthetical) (Details) - Minera Exar S.A.	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Joint Ventures [Line Items]
Borrowings, interest rate basis	LIBOR+7.57%	LIBOR+7.57%
Maturity period of borrowings	7 years	7 years
LIBOR
Disclosure Of Joint Ventures [Line Items]
Borrowings, adjustment to interest rate basis	7.57%	7.57%